Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets are summarized as follows:

	As of December 31, 2023
	Weighted Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment (Note 2.15)	Net Book Value
License	2.1	29,710	(16,990)	—	12,720
Developed Content	1.5	35,100	(24,570)	(10,530)	—
Trademarks	1.5	26,400	(18,480)	(7,920)	—
Domain Name	—	11,644	(11,644)	—	—
Customer Relationship	1.5	10,700	(7,490)	(3,210)	—

		113,554	(79,174)	(21,660)	12,720

	As of December 31, 2024
	Weighted Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment (Note 2.15)	Net Book Value
License	1.2	29,374	(22,305)	—	7,069
Domain Name	—	244	(244)	—	—

		29,618	(22,549)	—	7,069

Schedule of intangible Assets, Estimated Amortization Expense	Based on the recorded intangible assets on December 31, 2024, estimated amortization expense is expected to be as follows:

Amortization Expense
2025	4,093
2026	2,430
2027	440
2028	106

7,069